Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial assets and liabilities

5. Financial assets and liabilities

As of December 31, 2025 and 2024, the Company’s financial assets measured at amortized cost are represented by cash, cash equivalents, short-term investments, trade and other accounts receivable, for which their carrying amount is a reasonable approximation of fair value.

a) Financial assets

	December 31, 2025		December 31, 2024
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet Fuel Asian Call Options	US$	185	US$	431
Interest rate cap		4		271
Total derivative financial assets	US$	189	US$	702

Presented on the consolidated statements of financial position as follows:
Current	US$	189	US$	431
Non-current	US$	—	US$	271

b) Financial debt

(i)	As of December 31, 2025 and 2024, the Company’s short-term and long-term debt consists of the following:

		December 31, 2025		December 31, 2024

I.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, bearing an annual interest rate of SOFR plus a spread of 298 basis points, plus 5 basis points(1). In August 2024, the Company increased the facility amount to include additional aircraft, extending the maturity date to December 31, 2028, the interest rate from the additional aircraft excludes the sustainability adjustment.	US$	145,490	US$	109,976

II.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with a maturity date on November 30, 2025, bearing an annual interest of SOFR plus a spread of 300 basis points, along with additional adjustment up to 26 basis points.		—		25,907

III.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with additional adjustment up to 26 basis points.		—		60,629

IV.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on June 10, 2025, bearing annual interest of SOFR plus a spread of 390 basis points.		—		41,432

V.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2027, bearing an annual interest of SOFR plus a spread of 200 basis points, along with additional adjustment up to 26 basis points.		55,028		123,038

VI.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on October 20th, 2026, bearing an annual interest rate of TIIE plus 200 basis points, plus 25 basis points. (1)		23,191		45,227

VII.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on September 20th, 2028, bearing an annual interest rate of TIIE plus 215 basis points.		83,488		74,007

VIII.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 15, 19 and 26, 2028, bearing an annual interest of 6.20%.		39,427		41,812

IX.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 9, 2028, bearing an annual interest of 6.20%.		7,323		8,095

X.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 12, 2028, bearing an annual interest of 6.20%.		6,761		7,473

XI.	Financing for the acquisition of engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2028, bearing an annual interest of 7.16%.		55,360		63,732

XII.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27, 2028, bearing an annual interest of 6.99%.		18,996		19,795

XIII.	Financing for the acquisition of engines with Bank of Utah Corporate Trust, with maturity date in July, August, October and November 2029, bearing an annual interest of 6.20%.		63,648		71,624

		December 31, 2025		December 31, 2024

XIV.	Financing for the acquisition of engines with RRPF Engine Leasing Limited, with maturity date on November 14, 2032, bearing an annual interest of 6.80%.		34,270		36,473

XV.	Financing for the acquisition of engines with BOC Aviation (Ireland) Limited, with maturity date in October and November 2029, bearing an annual interest of 6.86%.		63,192		70,892

XVI.	Financing for the acquisition of aircraft with BOC Aviation (Ireland) Limited, with maturity in September 2028 and March 2029, bearing an annual interest of 6.52%.		31,781		—

XVII.	Financing for the acquisition of engines with Crédit Agricole Corporate and Investment Bank, with maturity date in September 2032, bearing an annual interest of SOFR plus 200 basis points.		74,856		—

XVIII.	Transaction costs to be amortized.		(3,536)		(3,590)

XIX.	Accrued interest and other financial cost.		3,563		13,456
			702,838		809,978
	Less: Short-term maturities		261,721		283,616
	Long-term Financial debt	US$	441,117	US$	526,362

TIIE:	Mexican interbank rate
SOFR:	Secured Overnight Financing Rate
(1)	Sustainability adjustment

(ii) The following table provides a summary of the Company’s scheduled remaining principal payments of financial debt and projected interest, at December 31, 2025:

	Within one year		January 2027-December 2027		January 2028-December 2028		January 2029-onwards		Total
Santander/Bancomext (1)	US$	121,921	US$	23,569	US$	—	US$	—	US$	145,490
Oriental Leasing 6 Company Limited (5)		55,028		—		—		—		55,028
CEBUR Program (7)		33,627		41,744		31,308		—		106,679
Tarquin Limited (10)		2,536		2,698		34,193		—		39,427
Lease Partnership NBB-V11218 (11)		822		874		5,627		—		7,323
Lease Partnership NBB-V11951 (11)		758		806		5,197		—		6,761
Wilmington Trust SP Services (Dublin) Limited (12)		9,001		9,676		36,683		—		55,360
NBB Pintail Co. LTD (13)		857		919		17,220		—		18,996
Bank of Utah Corporate Trust (14)		8,484		9,025		9,600		36,539		63,648
RRPF Engine Leasing Limited (15)		2,356		2,521		2,697		26,696		34,270
BOC Aviation (Ireland) Limited (9) and (16)		17,857		19,098		19,474		38,544		94,973
Crédit Agricole Corporate and Investment Bank (17)		6,102		6,431		6,777		55,546		74,856
Financial debt		259,349		117,361		168,776		157,325		702,811
Accrued interest		3,563		—		—		—		3,563
Projected interest		42,357		27,370		17,653		18,118		105,498
Total	US$	305,269	US$	144,731	US$	186,429	US$	175,443	US$	811,872

As of December 31, 2025 and 2024, the outstanding balance of the financial debt related to finance pre-delivery payments of aircraft amounts to US$200,518 and US$360,982, respectively, the Company covers this obligation through the sale and the collection made by the transaction denominated as sale and leaseback at the time of delivery, therefore, it does not represent a disbursement that directly impacts the Company´s working capital.

As of December 31, 2025, the Company had signed credit lines totaling US$2,045,634 of which US$1,447,634 were related to financial debt (US$273,079 were undrawn) and US$598,000 were related to letters of credit (US$241,598 were undrawn). As of December 31, 2025, the Company had available lines of credit of US$514,676. As of December 31, 2024, the Company had signed credit lines totaling US$1,873,384 of which US$1,315,384 were related to financial debt (US$308,592 were undrawn) and US$558,000, were related to letters of credit (of which US$229,272 were undrawn).

(1)	On June 8, 2022, the Company entered into a pre-delivery payment financing with Santander/Bancomext at an annual interest rate of SOFR plus 298 basis points, for the acquisition of its aircraft through a revolving facility. For purposes of financing these pre-delivery payments, a Mexican trust was created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments. The Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A. Institución de Banca Múltiple) (now “Multiva, Institución de Banca Múltiple, Grupo Financiero Multiva”), Trust 3853. A feature of this financing is that it will incur an additional five basis points if the sustainability goals are not met. On August 31, 2023, the interest rate increased by five basis points, with the possibility of mitigating the additional rate if the objectives are met in the upcoming years.

In August 2024, the Company signed an amendment to increase the facility amount and to include the predelivery payments for additional aircraft, with a new maturity date on December 31, 2028.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make distributions on the Company’s share capital.

As of December 31, 2025 and 2024, the Company complied with the covenants under the mentioned loan agreement.

(2)	In April 2022, the Company entered into pre-delivery payment financing for the acquisition of aircraft with GY Aviation Lease 1714 Co. Limited Trust 3855. For this purpose, a Mexican trust was created with CIBanco, S.A., Institución de Banca Múltiple, now “Multiva”, Trust 3855. This facility does not include financial covenants or restrictions.

The financing with GY Aviation Lease 1714 Co. Limited was fully amortized in November 2025.

(3)	In April 2022, the Company entered into pre-delivery payment financing for the acquisition of aircraft with JSA International U.S. Holdings. For this purpose, a Mexican trust was created with CIBanco, S.A., Institución de Banca Múltiple, now “Multiva”, Trust 3866. This facility does not include financial covenants or restrictions.

The financing with JSA International U.S. Holdings, LLC was fully amortized in July 2025.

(4)	In April 2022, the Company entered into pre-delivery payment financing for the acquisition of aircraft with Incline II B Shannon 18 Limited Trust 3867. For this purpose, a Mexican trust was created with CIBanco, S.A., Institución de Banca Múltiple, now “Multiva”, Trust 3867. This facility does not include financial covenants or restrictions.

The financing with Incline II B Shannon 18 Limited was fully amortized in June 2025.

(5)	In July 2022, the Company entered into a pre-delivery payment financing with lessors for the acquisition of aircraft with Oriental Leasing 6 Company Limited. For this purpose, a Mexican trust was created with CIBanco, S.A. Institución de Banca Múltiple, (now “Multiva, Institución de Banca Múltiple, Grupo Financiero Multiva”), Trust 3921. This facility does not include financial covenants or restrictions.

(6)	On December 19, 2024, the Company entered into pre-delivery payments financing with Runway Eleven Lender LLC at an annual interest rate of SOFR plus 275 basis points, for the acquisition of its aircraft through a revolving facility. For purposes of financing these pre-delivery payments, an Irish SPV was created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments.

The financing with “Runway Eleven Lender LLC” does not include financial covenants or financial obligations.

(7)	On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB 19 for Ps.1.5 billion Mexican pesos through the Trustee of the Irrevocable Trust number CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos.

The asset-backed trust notes under the ticker VOLARCB19 were fully amortized on June 20, 2024.

On October 13, 2021, the Company, through its subsidiary Concesionaria issued in the Mexico market a second issuance of 15,000,000 asset-backed trust notes (“CEBUR”) under the ticket VOLARCB21L for Ps.1.5 billion Mexican pesos (US$83.5 million, based on an exchange rate of Ps.17.97 to US$1 on December 31, 2025), through the Trustee of the Irrevocable Trust number CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$167.0 million, based on an exchange rate of Ps.17.97 to US$1 on December 31, 2025). With this second issuance, the total amount approved for the program had been reached.

The Trust Notes comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA). The Sustainability Objectives (SPT) for the KPI, are to reduce carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023, and 2024, respectively, compared to 2015. This offering will help the Company to accomplish its long-term sustainable goals, among which is to reduce CO2 emissions by 35.42% in 2030.

A feature of the asset-backed trust notes is that they will pay an additional twenty-five (25) basis points to the interest rate if the sustainability goals are not met. On September 20, 2023, the interest rate increased by twenty-five (25) basis points, with the possibility of mitigating the additional rate if the targets are met for the next years.

The notes had a five-year maturity with annual amortization of Ps.83,333, Ps.500,000, Ps.500,000 and Ps.416,667 (US$4.6 million, US$27.8 million, US$27.8 million and US$23.2 million, respectively, based on an exchange rate of Ps.17.97 to US$1 as of December 31, 2025) in 2023, 2024, 2025 and 2026. The notes bear interest at a floating rate referenced to 28-day TIIE plus 200 basis points, with an additional 25 basis point increase effective September 20th, 2023 . The notes started amortizing at the end of the second year.

On September 28, 2023, the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) approved an increase amount of the actual program of up to Ps.5.0 billion Mexican pesos (US$278.3 million, based on an exchange rate of Ps.17.97 to US$1 on December 31, 2025). With this authorization, the Company, through its subsidiary Concesionaria issued in the Mexico market a third issuance of 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB23 for Ps.1.5 billion (US$83.5 million, based on an exchange rate of Ps.17.97 to US$1 on December 31, 2025) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria.

The notes have a five-year maturity annual reduction of Ps.187,500, Ps.750,000 and Ps.562,500 (US$10.4 million, US$41.7 million and US$31.3 million, based on an exchange rate of Ps.17.97 to US$1 on December 31, 2025) in 2026, 2027 and 2028, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 215 basis points spread. The notes start amortizing at the end of the third year.

The asset backed trust notes structure operates on specific rules and includes a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next six months of debt service. In general, retention of funds does not exist if the ratio exceeds 2.5 times. Amortization on the asset backed trust notes began in July of 2021 for the first issuance, the second issuance began in November of 2023 and for the third issuance will begin in October 2026. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75x on any of the determination dates;
ii)	An event of retention is not covered in a period of 90 consecutive days;
iii)	The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods;
iv)	Insolvency event of Concesionaria;
v)	The update of a new insolvency event in relation to the Concesionaria;
vi)	Updating a new event of default.

In the event of default, the Trustee will refrain from delivering any amounts otherwise payable to the Concesionaria and will instead apply such cash flows to amortize the principal of the trust notes (“CEBUR”).

As of December 31, 2025, the Company was in compliance with the conditions of the asset-backed trusted notes.

(8)	In December 2022, the Company signed a working capital facility with Banco Actinver S.A., Institución de Banca Múltiple (“Actinver”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus 250 basis points margins. The facility matured in December 2024.

The “Actinver” working capital facility did not include obligations or restrictions.

Other financing agreements

(9)	In August 2025, the Company enter into financing agreements with BOC Aviation (Ireland) Limited for the acquisitions of aircraft. These agreements bear an annual interest rate of 6.52% and mature in 2029.

The Company entered into several agreements that qualified as failed sale and leaseback transactions. Consequently, these agreements were accounted for as financing transactions. The details of these agreements are presented as follows:

(10)	In September 2023, the Company entered into financing agreements with Tarquin Limited for the acquisition of engines. The agreements bear an annual interest rate of 6.20% and mature in 2028.

(11)	In September 2023, the Company also entered into additional financing agreements with NBB-V11218 Lease Partnership and with NBB-V11951 Lease Partnership for the acquisition of engines. These agreements bear an annual interest of 6.20% and mature in 2028.

(12)	In September and October 2023, the Company entered into financing agreements with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of engines. These agreements bear an annual interest rate of 7.16% and mature in 2028.

(13)	In November 2023, the Company entered into financing agreements with NBB Pintail Co Ltd for the acquisition of engines. These agreements bear an annual interest rate of 6.99% and mature in 2028.

(14)	In August, September, November and December 2024, the Company entered into financing agreements with Bank of Utah Corporate Trust for the acquisition of engines. These agreements bear an annual interest rate of 6.20% and mature in 2029.

(15)	In November 2024, the Company entered into financing agreements with RRPF Engine Leasing Limited for the acquisition of engines. These agreements bear an annual interest rate of 6.80% and mature in 2032.

(16)	In October and November 2024, the Company entered into financing agreements with BOC Aviation (Ireland) Limited for the acquisition of engines. These agreements bear an annual interest rate of 6.86% and mature in 2029.

(17)	In September 2025, the Company entered into financing agreement with Crédit Agricole Corporate and Investment Bank for the acquisition of engines. The agreement bears an annual interest rate of SOFR plus 200 basis points and mature in 2032.

Changes in liabilities arising from financing activities

For the years ended December 31, 2025 and 2024 the changes in liabilities from financing activities from the Company are summarized in the following table:

	January 1, 2025		Net cash Flows		Accrued Interest (1)		Non - current vs Current reclassification		Others		Conversion effects		December 31, 2025
Current interest-bearing loans and borrowings	US$	283,616	US$	(241,314)	US$	(9,893)	US$	226,276	US$	(331)	US$	3,367	US$	261,721
Non-current interest - bearing loans and borrowings		526,362		130,459		—		(226,276)		494		10,078		441,117
Total liabilities from financing activities	US$	809,978	US$	(110,855)	US$	(9,893)	US$	—	US$	163	US$	13,445	US$	702,838

	January 1, 2024		Net cash Flows		Accrued Interest (1)		Non - current vs Current reclassification		Others		Conversion effects		December 31, 2024
Current interest-bearing loans and borrowings	US$	220,289	US$	(84,514)	US$	6,496	US$	146,655	US$	(217)	US$	(5,093)	US$	283,616
Non-current interest - bearing loans and borrowings		432,776		261,667		—		(146,655)		(484)		(20,942)		526,362
Total liabilities from financing activities	US$	653,065	US$	177,153	US$	6,496	US$	—	US$	(701)	US$	(26,035)	US$	809,978

(1)	This balance is net of interest provisions and interest effectively paid as of December 31, 2025 and 2024, respectively.